Structured Capital Strategies® PLUS

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Issued through: Equitable America Variable Account No. 70A and Separate Account No. 49

Updated Summary Prospectus for Existing Investors

May 1, 2026

This updating summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information (SAI) for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH157145. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

Structured Capital Strategies® PLUS is a variable and index-linked individual and group flexible premium deferred annuity contract. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is a complex investment that involves risks, including potential loss of principal and previously credited interest. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives.

The extent of the downside protection at Segment maturity, also referred to as the Segment Buffer, varies by Segment, ranging from the first 10% to 30% of loss. There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the Segment Buffer at Segment maturity. You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest. The cumulative loss over the life of the contract could be much greater. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. If we only offer one Segment Option, you will be limited to investing in only one Segment Option with terms that may not be acceptable to you and other investment options where performance is not based on the performance of an index. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. If you are not happy with the limited investment options and choose to surrender the contract you will be subject to the Segment Interim Value adjustment, federal and state taxes, and penalties, purchasing a new contract with a new withdrawal charge period, different investment options, benefits, fees, and risks.

The Performance Cap Rates we set will limit the amount you can earn on a Segment. Our minimum Performance Cap Rate for 6 year Segments is 12% (2% for 1 year Segments). Our minimum Performance Cap Rate for Annual Lock Segments is 2%. We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, negative contract adjustments, taxes, and tax penalties. This contract permits ongoing withdrawals from the index options prior to the end of the term. These ongoing deductions could have adverse effects of values under the contract and if an investor intends to elect such ongoing withdrawals, they should consult with their financial professional about the appropriateness of the contract for them. Withdrawals, because of the Segment Interim Value Calculation could significantly reduce contract values and by substantially more than the actual amount of the deduction. Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios as a result of withdrawals. Any transaction that causes account value to leave a Segment between the Segment Start Date and the Segment Maturity Date will result in a Segment Interim Value calculation. Such transactions include (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) deducting account value to pay fees; (3) surrendering or annuitizing your contract; (4) payment of a death claim; and (5) canceling your contract and returning it to us for a refund within your state’s “free look” period.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix “Investment options available under the contract” in this Summary Prospectus.

EXCHANGE OFFER

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

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Important Information You Should Consider About The Contract

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Withdrawal Charges

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Segment Interim Value

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Transaction Charges?

Yes. In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee)(1)	1.15%	1.15%
Portfolio Company fees and expenses(2)	0.67%	0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.20%	0.20%

(1) Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.

(2) Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.

(3) Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

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Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,678	Highest Annual Cost $2,089

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive Portfolio fees and expenses

•

No optional benefits

•

No sales charges

•

No additional contributions, transfers or withdrawals

•

No contract adjustments

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses

•

No sales charges

•

No additional contributions, transfers or withdrawals

•

No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Is There a Risk of Loss?

The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer. You could lose as much as 70% (for Segments with a -30% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

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What Are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see “Structured Investment Option,” “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, and death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more investment options and transferring account value from any investment option to another investment option. You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date. The maximum current number of active Segments, funded holding accounts, and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in the variable investment options, which are not tied to the performance of an index.

We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

We have the right to substitute an alternative Index prior to the Segment Maturity Date if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time.

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We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments comprising the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, Expenses, and Adjustments” and “Portfolios of the Trust” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Are There any Restrictions on Contract Benefits?

Yes. At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and may terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange my Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, Expenses, and Adjustments” in the Prospectus.

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Appendix: Investment Options available under the contract

Variable Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH157145. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy† — Equitable Investment Management Group, LLC (“EIMG”)	0.97%	10.05%	4.68%	6.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scsplus1-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
Russell 2000® Price Return Index*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
iShares® MSCI EAFE ETF*	Market Index	6 year 1 year	Standard	-10%; -20%; -30% -10%	12% 2%
NASDAQ-100 Price Return Index*	Market Index	1 year	Standard	-10%	2%
MSCI Emerging Markets Price Return Index*	Market Index	1 year	Standard	-10%	2%

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Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000® Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
iShares® MSCI EAFE ETF*	Market Index	6 year	Annual Lock	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Step Up	-10%	2%
Russell 2000® Price Return Index*	Market Index	1 year	Step Up	-10%	2%
iShares® MSCI EAFE ETF*	Market Index	1 year	Step Up	-10%	2%
S&P 500 Price Return Index*	Market Index	6 year	Enhanced Upside[1]	-10%	12%
S&P 500 Price Return Index*	Market Index	6 year	Dual Direction	-10%; -15%; -20%	12%; 15%; 20%
*

The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

[1]	Enhanced Upside Rate of 125%.

We may change the Indices and/or Segment Options, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for 6 year Segment Types is 12% (2% for 1 year Segments). Our minimum Performance Cap Rate for Annual Lock Segment Types is 2%. We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

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Structured Capital Strategies® PLUS

Issued by

Equitable Financial Life Insurance Company of America	Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Structured Capital Strategies® PLUS, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 49. The Prospectus and SAI each dated May 1, 2026 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH157145.

Class/Contract Identifier: C000183461; C000247517; C000257543; C000257545

(#12787)

Structured Capital Strategies® PLUS GuardSM

Equitable Financial Life Insurance Company of America

Equitable Financial Life Insurance Company

Issued through: Equitable America Variable Account No. 70A and Separate Account No. 49

Updating Summary Prospectus for Existing Investors

May 1, 2026

This updating summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH158825. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

Structured Capital Strategies® PLUS GuardSM is a variable and index-linked individual and group flexible premium deferred annuity contract. The contracts provide for the accumulation of retirement savings and for income. The contracts offer income and death benefit protection as well. They also offer a number of payout options.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is a complex investment that involves risks, including potential loss of principal and previously credited interest. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives.

The extent of the downside protection at Segment maturity, also referred to as the Segment Buffer, varies by Segment, ranging from the first 10% to 15% of loss. There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses to the extent they exceed the Segment Buffer at Segment maturity. You could lose as much as 85% (for Segments with a -15% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance at Segment maturity, depending on the Segment Buffer applicable to the Segment in which you invest. The cumulative loss over the life of the contract could be much greater. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. If we only offer one Segment Option, you will be limited to investing in only one Segment Option with terms that may not be acceptable to you and other investment options where performance is not based on the performance of an index. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. If you are not happy with the limited investment options and choose to surrender the contract you will be subject to the Segment Interim Value adjustment, federal and state taxes, and penalties, purchasing a new contract with a new withdrawal charge period, different investment options, benefits, fees, and risks. The Performance Cap Rates we set will limit the amount you can earn on a Segment. Our minimum Performance Cap Rate for Annual Lock, Step Up and Standard Segments is 2%. Our minimum Performance Cap Rate for Dual Direction Segments is 12%. We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in withdrawal charges, negative contract adjustments, taxes, and tax penalties. This contract permits ongoing withdrawals from the index options prior to the end of the term. These ongoing deductions could have adverse effects of values under the contract and if an investor intends to elect such ongoing withdrawals, they should consult with their financial professional about the appropriateness of the contract for them. Withdrawals, because of the Segment Interim Value Calculation could significantly reduce contract values and by substantially more than the actual amount of the deduction. Because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios as a result of withdrawals. Any transaction that causes account value to leave a Segment between the Segment Start Date and the Segment Maturity Date will result in a Segment Interim Value calculation. Such transactions include (1) taking a withdrawal (including a systematic withdrawal, automatic withdrawal, required minimum distribution); (2) deducting account value to pay fees; (3) surrendering or annuitizing your contract; (4) payment of a death claim; and (5) canceling your contract and returning it to us for a refund within your state’s “free look” period.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix “Investment options available under the contract” in this Summary Prospectus.

EXCHANGE OFFER

An exchange offer was made in connection with an assumption reinsurance transaction (the “Program”) between Equitable Financial Life Insurance Company of America (“EFLOA”, the “Company” or “we”) and Equitable Financial Life Insurance Company (“EFLIC”). Pursuant to the Program, certain EFLIC variable annuity contracts (each an “EFLIC Contract” and collectively, the “EFLIC Contracts”) will be exchanged for identical EFLOA contracts (each an “EFLOA Contract” and collectively, the “EFLOA Contracts”). Not all contracts are eligible for the exchange offer.

Depending on which state your EFLIC Contract was issued in, you may have to affirmatively consent to or have the right to opt-out of the exchange. We will advise you which of the following consent processes applies to your EFLIC contract (based on the state it was issued in):

•	In certain states, you must affirmatively consent to the exchange (“opt-in process”).

•	In certain states, you will be deemed to have elected the exchange if you do not exercise your right to opt out within a specified period (“opt-out process”).

•	In certain states, your EFLIC Contract will be exchanged for an EFLOA Contract automatically without any action by you (“automatic process”).

Please note, in a majority of states, you will not be required to take any additional steps or provide affirmative consent before your EFLIC Contract is exchanged for an EFLOA Contract.

Important Considerations

If your EFLIC Contract is exchanged for an EFLOA Contract:

•	Your EFLIC Contract will terminate and EFLIC will have no further obligation to you for the benefits under your EFLIC Contract.

•	EFLOA will be solely responsible to you for the benefits under your EFLOA Contract.

•	The Account Value in your EFLIC Contract will be transferred to your EFLOA Contract without any change in value and there will be no interruption to your investments because of the exchange.

•	At the time of the exchange, the same investment options available under your EFLIC Contract will be available for investment under your EFLOA Contract. Any investment restrictions applicable under your EFLIC Contract will continue to apply under your EFLOA Contract.

•	Your death benefit and any optional benefit(s) under your EFLOA Contract immediately after the exchange will be the same as your death benefit and any optional benefit(s) under your EFLIC Contract immediately before the exchange and will continue to be calculated in the same way.

•	You will receive credit for the time your contributions were invested in your EFLIC Contract for purposes of determining whether a withdrawal charge, if applicable, applies under your EFLOA Contract.

•	We will not assess any charges against you because of the exchange.

There should be no adverse tax consequences to contract owners because of the Program between EFLIC and EFLOA or the exchange of an EFLIC Contract for an EFLOA Contract. Notwithstanding, we recommend that you consult your tax advisor.

Important Information You Should Consider About The Contract

FEES, EXPENSES, AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes.

Withdrawal Charges

If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 6% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment. This loss will be greater if there is a negative Segment Interim Value adjustment for amounts withdrawn from the Segments of the SIO, and/or if you have to pay taxes or tax penalties.

Segment Interim Value

There is a Segment Interim Value adjustment for amounts removed from a Segment of the SIO before Segment maturity and because the end-of-term downside protection provided by a Segment Buffer does not apply to the Segment Interim Value, it is theoretically possible that you could lose up to 100% of your investment and previously credited interest in certain extreme scenarios. For example, if you allocate $100,000 to a 6-year Segment and later withdraw the entire amount before the 6 years have ended, you could lose up to $100,000 of your investment. This loss may be greater if you also have to pay a withdrawal charge, and/or if you have to pay taxes or tax penalties. Prior to the Segment Maturity Date, the following transactions trigger the Segment Interim Value: (1) the receipt of an in good order death claim by your beneficiary; (2) a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, and a free withdrawal under the contract); (3) if you surrender or annuitize your contract; or (4) if you cancel your contract and return it to us for a refund within your state’s “free look” period.

For additional information about charges and adjustments for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Transaction Charges?

Yes. In addition to withdrawal charges and the Segment Interim Value, you may also be charged for other transactions, including special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges; or when you transfer between investment options in excess of a certain number.

For additional information about transaction charges see “Charges that the Company deducts” in “Charges, Expenses, and Adjustments” in the Prospectus.

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. There is an implicit ongoing fee associated with Segments because the amount you can earn on a Segment is limited by us by the Segment’s Performance Cap Rate. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns. In return for accepting this limit on Index gains, you receive some protection from Index losses through the Segment Buffer. The implicit ongoing fee from the Performance Cap Rate is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract Fee (Variable Investment Option Fee)(1)	1.15%	1.15%
Portfolio Company fees and expenses(2)	0.67%	0.97%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.20%	0.20%

(1) Expressed as an annual percentage of daily net assets in the variable investment options. This fee does not apply to amounts held in the Segments.

(2) Expressed as an annual percentage of daily net assets in the Portfolios. This range is for the year ended December 31, 2025 and could change from year to year.

(3) Expressed as an annual percentage of daily net assets in the variable investment options and as a percentage of the Segment Investment for Segments in the SIO.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges and negative Segment Interim Value adjustments that substantially increase costs.

Lowest Annual Cost $1,678	Highest Annual Cost $2,089

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive Portfolio fees and expenses

•

No optional benefits

•

No sales charges

•

No additional contributions, transfers or withdrawals

•

No contract adjustments

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits (Return of Premium death benefit) and Portfolio fees and expenses

•

No sales charges

•

No additional contributions, transfers or withdrawals

•

No contract adjustments

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

RISKS
Is There a Risk of Loss?

The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose.

The return on the Segments of the SIO may be negative and there is a risk of substantial loss of your principal and previously credited interest due to negative index performance because you agree to absorb all losses to the extent they exceed the Segment Buffer. You could lose as much as 85% (for Segments with a -15% Segment Buffer) to 90% (for Segments with a -10% Segment Buffer) to nearly 100% (for Annual Lock Segments with a -10% Segment Buffer) of your principal and previously credited interest due to negative index performance on the Segment Maturity Date. We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. Amounts removed from a Segment of the SIO prior to the Segment Maturity Date will not receive Index interest, and may result in a negative Segment Interim Value adjustment which could reduce the Segment Investment and death benefit by significantly more than the amount withdrawn.

On the Segment Maturity Date, the value of your maturing Segments will be reallocated according to your instructions on file, assuming that all participation requirements for those allocations are met, and those instructions may include allocations to different Segment Types or to the next available Segment of the same Segment Type. If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the same Segment Type as the maturing Segment. However, if the next Segment to be created in the Segment Type would have a Segment Maturity Date that is later than your contract maturity date or if that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

What Are the Risks Associated with the Investment Options?	An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO (e.g., the reference Indices). Each investment option available under the contract has its own unique risks. You should review the Portfolios and the Segments of the SIO available under the contract before making an investment decision.

The Performance Cap Rate of a Segment may limit your participation in positive returns on the Segment Maturity Date. For example, if the Index return is 12% and the Performance Cap Rate is 4%, we will credit 4% in interest on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will increase by 4%. The Performance Cap Rate may cause your returns under the Segment to be lower than the Index’s returns.

The Segment Buffer of a Segment provides some protection against negative returns on the Segment Maturity Date. The Segment Buffer is the maximum amount of negative interest we will assume and we will credit any negative interest in excess of the Segment Buffer which means you bear all loss that exceeds the Segment Buffer. For example, if the Index return is -25% and the Segment Buffer is -10%, we will credit -15% (the amount that exceeds the Segment Buffer) on the Segment Maturity Date assuming there are no fees or charges assessed, meaning your Segment Investment will decrease by 15%.

All of the Indices we currently offer are “price return” indices, not “total return” indices, and therefore the performance of any Index does not reflect dividends paid on the securities included in the Index. This reduces the Index return, and the Index will underperform a direct investment in the securities composing the Index.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trust” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Investment Options available under the contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, and death benefits, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at https://equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, removing or substituting the Portfolios, combining any two or more investment options and transferring account value from any investment option to another investment option. You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date. The maximum current number of active Segments, funded holding accounts, and/or Segment Types with an allocation on file that may be active in your contract at any time is 134.

We reserve the right to offer any or all Segments more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering these options, you will be limited to investing in the variable investment options, which are not tied to the performance of an index.

We may offer new Segment Types in the future, and we may change the features of a Segment Type between Segments, including the Index, the Segment Buffer, and the Performance Cap Rate (subject to the minimum rates disclosed herein).

We have the right to substitute an alternative Index prior to the Segment Maturity Date if the publication of one or more Indices is discontinued, or if we no longer have a license agreement with the publishers of the Index, or at our sole discretion we determine that our use of such Indices should be discontinued because hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time.

We can refuse to accept any application or contribution from you at any time, including after you purchase the contract. We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any of the Segments comprising the SIO. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your death benefit, will be limited.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among the variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about restrictions on the investment options, see “Transfer charge” in “Charges, Expenses, and Adjustments” and “Portfolios of the Trust” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Are There any Restrictions on Contract Benefits?

At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

If you elect the Return of Premium death benefit you generally can not make additional contributions to your contract once you reach age 75.

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn and may terminate the benefit.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange my Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges, Expenses, and Adjustments” in the Prospectus.

Appendix: Investment Options available under the contract

Variable Options

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH158825. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Asset Allocation	EQ/Balanced Strategy† — Equitable Investment Management Group, LLC (“EIMG”)	0.97%	10.05%	4.68%	6.08%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.67%	3.66%	2.79%	1.73%
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Index-Linked Options

The following is a list of Segments of the SIO currently available under the contract. We may change the features of the Segments listed below (including the Index and the current limits on Index gains and losses), offer new Segments, and terminate existing Segments. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on index gains is available at www.equitable.com/scsplusguard-rates-prospectus. See “Structured Investment Option” in “Purchasing the contract” for additional information about the Indices, the Segment Rate of Return calculation methods, and the operation of the Segment Buffer and Performance Cap Rate.

Note: If amounts are removed from a Segment before the Segment Maturity Date, we will apply a Segment Interim Value adjustment. This may result in a significant reduction in your account value that could exceed any protection from Index loss that would be in place if you held the option until the Segment Maturity Date. See “Adjustments with respect to early distributions from Segments” in “Charges, Expenses, and Adjustments” for more information about Segment Interim Value.

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
S&P 500 Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
Russell 2000® Price Return Index*	Market Index	6 year	Annual Lock	-10%	2%
iShares® MSCI EAFE ETF*	Market Index	6 year	Annual Lock	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Step Up	-10%	2%

Index	Type of Index	Segment Duration	Segment Rate of Return Calculation Method	Current Limit on Index Loss if held until Segment Maturity Date (Segment Buffer)	Minimum Limit on Index Gain for the life of the Segment (Performance Cap Rate)
Russell 2000® Price Return Index*	Market Index	1 year	Step Up	-10%	2%
iShares® MSCI EAFE ETF*	Market Index	1 year	Step Up	-10%	2%
S&P 500 Price Return Index*	Market Index	1 year	Standard	-10%	2%
Russell 2000® Price Return Index*	Market Index	1 year	Standard	-10%	2%
S&P 500 Price Return Index*	Market Index	6 year	Dual Direction	-10%; -15%	12%; 15%
*

The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

We may change the Indices and/or Segment Options in the future, but we will always offer a Segment Option with a Segment Buffer that protects the first 10% of loss. In the future, we may offer other Segment Options that do not provide any downside protection which would mean there is a risk of loss of the entire amount invested. Our minimum Performance Cap Rate for Annual Lock, Step Up and Standard 2%. Our minimum Performance Cap Rate for Dual Direction Segment Type is 12%. We will not open a Segment with a Performance Cap Rate below the applicable minimum rate.

Structured Capital Strategies® PLUS GuardSM

Issued by

Equitable Financial Life Insurance Company of America	Equitable Financial Life Insurance Company

We have filed with the Securities and Exchange Commission a Prospectus and a Statement of Additional Information (“SAI”) that include additional information about Structured Capital Strategies® PLUS GuardSM, Equitable Financial Life Insurance Company of America and Equitable America Variable Account No. 70A, and Equitable Financial Life Insurance Company and Separate Account No. 49. The Prospectus and SAI each dated May 1, 2026 are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-800-789-7771. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH158825.

Class/Contract Identifier: C000043654; C000247516; C000257544; C000257546

(#26916)